                          ----------------------------
                                  ANNUAL REPORT
                                January 31, 1996
                             ----------------------



                                   VALUE LINE
                                   AGGRESSIVE
                                     INCOME
                                      TRUST







                                     [LOGO]

                                   VALUE LINE
                                  MUTUAL FUNDS




--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                                Value Line, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR
                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK
                       State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT
                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                 1177 Avenue of the Americas, New York, NY 10036

                                  LEGAL COUNSEL
                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                                    TRUSTEES
                              Jean Bernhard Buttner
                  John W. Chandler               Leo R. Futia
                   Charles E. Reed            Paul Craig Roberts

                                    OFFICERS
                              Jean Bernhard Buttner
                             CHAIRMAN and PRESIDENT

                                David T. Henigson
                     VICE PRESIDENT and SECRETARY/TREASURER

                   Charles Heebner              John W. Risner
                   VICE PRESIDENT               VICE PRESIDENT

                   Jack M. Houston              Stephen La Rosa
                      ASSISTANT                    ASSISTANT
                 SECRETARY/TREASURER          SECRETARY/TREASURER

This report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                     VLF #511215
--------------------------------------------------------------------------------

[LOGO]                                              TO OUR VALUE LINE AGGRESSIVE
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

We are pleased to send you this Value Line Aggressive Income Trust (the "Trust") annual report for the fiscal year ended January 31, 1996.

For the year, your Trust posted a total return (change in net asset value plus reinvestment of dividends) of 23.79%. This performance ranked 5th out of the 123 high-yield bond funds tracked by Lipper Analytical Services. By comparison, the Lehman Brothers Aggregate Bond Index (representative of the fixed-income market as a whole) returned only 16.95%, while the Merrill Lynch High-Yield Master II Index (a standard performance measure for high-yield bonds) registered a gain of 20.78%.

The strong performance by the Trust over the past fiscal year owes a great deal to the steady decline in interest rates. However, several other factors contributed significantly to the excellent results:

STRONG INDUSTRY SELECTIONS: Your Trust's management started and ended the fiscal year with over-weighted positions in media and telecommunications, two of the top-performing sectors. Similarly, we were relatively under-weighted in retailing and restaurants, two sectors whose performance was among the weakest last year.

CREDIT STABILITY: The rate of default on high-yield bonds doubled last year, according to Moody's Investors Service, from 1.51% of outstanding principal in 1994 to 3.13% in 1995. Credit ratings for holdings in your Trust, however, remained stable: None was materially downgraded by a major credit-rating agency.

LARGE POSITIONS IN BB-RATED BONDS: Bonds rated BB tend to have greater sensitivity to interest-rate movements than those rated single B or lower. During the 12 months ended January 31, 1996, the price of 10-year U.S. Treasury notes rose sharply, as the yield declined by two percentage points. Our BB-rated bonds tracked this price rise closely.

MERGERS, ACQUISITIONS, AND RECAPITALIZATIONS: Your Trust's portfolio included many holdings that benefited last year from corporate finance transactions. Among these were acquisitions (Dual Drilling, SHL Systemhouse, USA Mobile), initial public offerings (Cort Furniture, Echostar, Mail-Well, PanAmSat, and Stratosphere), and secondary offerings (Trident NGL, Computervision, Olympic Financial, and Western Publishing).

It is unlikely that last year's significant decline in interest rates will be repeated in 1996. Therefore, we do not anticipate that the total return for your Trust in the new fiscal year will match that of a year ago. But within the universe of fixed-income securities, we believe that high-yield bonds will continue to represent good relative value.

Our allocations among industry sectors are likely to shift as valuations change. We expect to trim our holdings in media and telecommunications, which performed so well last year. Meanwhile, as we see attractive opportunities in retailing, restaurants, and supermarkets, whose valuations are near historical lows, we are likely to increase our holdings in these sectors.

We thank you for your continued confidence in the Value Line Aggressive Income Trust, and we look forward to serving your investment needs further in the future.


                                             Sincerely,



                                             /s/ Jean Bernhard Buttner

                                             Jean Bernhard Buttner
                                             CHAIRMAN  AND  PRESIDENT

February 23, 1996

--------------------------------------------------------------------------------
THE MERRILL LYNCH HIGH YIELD MASTER II INDEX IS REPRESENTATIVE OF THE HIGH-YIELD BOND MARKET. IT IS COMPOSED OF BONDS RATED BETWEEN Ba1 AND Ca AND INCLUDES BONDS THAT PAY INTEREST IN CASH AS WELL AS ZERO COUPONS, DIBS, AND PIKS. ZERO-COUPON BONDS PAY NO CASH INTEREST; THEY ARE BOUGHT AT A DISCOUNT PRICE, AND THE INVESTOR RECEIVES PAR AT MATURITY. DIBS ARE DEFERRED INTEREST BONDS; THEY ARE ALSO BOUGHT AT A DISCOUNT AND HAVE AN INITIAL ZERO-COUPON PERIOD, USUALLY THREE TO FIVE YEARS, AFTER WHICH THEY BEGIN PAYING INTEREST IN CASH. PIKS ARE PAYMENT-IN-KIND SECURITIES. IN LIEU OF PAYING CASH INTEREST, PIKS PAY INTEREST IN ADDITIONAL SHARES OF THE SECURITIES. THE RETURNS FOR THE INDEX DO NOT REFLECT EXPENSES, WHICH ARE DEDUCTED FROM THE TRUST'S RETURNS.

INCOME TRUST SHAREHOLDERS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              ECONOMIC OBSERVATIONS

The current deceleration in economic growth, which commenced during last year's final quarter and then appeared to intensify during the early weeks of the current year as inclement weather forced production delays and some consumer purchase deferrals, now seems to be winding down. Indeed, we think this slowdown will run its course in the next few months. Thereafter, we would expect growth, underpinned by a strengthening in auto, construction, and retail activity, to improve modestly, with real, inflation-adjusted GDP increasing by 2.0% to 2.5% during the second half of this year and in 1997. Even such moderate gains should be enough to allay some of the fears on the corporate profit side.

Such slow-to-modest growth, meanwhile, should not prove disruptive on the inflation front where producer and consumer prices have shown only limited increases in recent years. The lack of serious raw-materials shortages and an adequate pool of labor underscore our optimism here.

On the other hand, this projected pickup in business activity, even if it is not accompanied by higher levels of inflation, may dissuade the Federal Reserve from lowering interest rates aggressively in the months ahead. Our sense here is that the nation's lead bank may push borrowing costs down a little further, but that the potential for such action is now much less than it was earlier in the year when the slowdown in business activity appeared more serious.
--------------------------------------------------------------------------------





PERFORMANCE DATA:*
                                  1 YEAR ENDED   5 YEARS ENDED  FROM 2/19/86+ TO
                                    12/31/95       12/31/95         12/31/95
                                  ----------------------------------------------
   Average Annual Total Return       20.01%         14.24%            8.09%

                                  1 YEAR ENDED   5 YEARS ENDED   FROM 2/19/86 TO
                                     1/31/96        1/31/96          1/31/96
                                  ----------------------------------------------
   Average Annual Total Return       23.79%         14.45%            8.32%


* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL-GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

+  COMMENCEMENT OF OPERATIONS.

VALUE LINE AGGRESSIVE INCOME TRUST



The following graph compares the performance of the Value Line Aggressive Income Trust to that of the Lehman Brothers Aggregate Bond Index. The Value Line Aggressive Income Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.





                                     [GRAPH]






                   (Period covered is from 2/19/86 to 1/31/96





--------------------------------------------------------------------------------
THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS REPRESENTATIVE OF THE BROAD FIXED-INCOME MARKET. IT INCLUDES GOVERNMENT, INVESTMENT-GRADE CORPORATE, AND MORTGAGE-BACKED BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT EXPENSES, WHICH ARE DEDUCTED FROM THE TRUST'S RETURNS.

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
UNITS (5.3%)
            BROADCASTING/CABLE TV (0.7%)
$   500,000 People's Choice - TV Corp. consisting of (Senior Discount Notes and Warrants to
             purchase common stock, zero coupon until 6/01/00, 13 1/8% thereafter), due 6/01/04. . . . .       $   302,495
                                                                                                               -----------

            TELCOMMUNICATION SERVICES (4.6%)
    990,000 GST Telecommunications Inc. consisting of (Eight Senior Discount Notes and One
             Senior Subordinated Convertible Discount Note, zero coupon until 12/15/00, 13 7/8%
             thereafter), due 12/15/05 (2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           516,978
    500,000 Intermedia Communications of Florida, Inc. consisting of (Senior Notes, 13 1/2%,
             due 6/01/05, with Warrants to purchase common stock that expire 6/01/00). . . . . . . . . .           576,250
    500,000 WinStar Communications, Inc. consisting of (two Senior Discount Notes and one
             Senior Subordinated Convertible Discount Note, zero coupon until 4/05/01, 14%
             thereafter), due 10/05/05 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           805,000
                                                                                                               -----------
                                                                                                                 1,898,228

            TOTAL UNITS (Cost $2,110,303). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,200,723
                                                                                                               -----------

CORPORATE BONDS & NOTES (84.9%)

            AEROSPACE/DEFENSE (0.6%)
    250,000 Howmet Corp., Senior Sub. Notes, 10%, 12/1/03 (2). . . . . . . . . . . . . . . . . . . . . .           265,000

            BROADCASTING/CABLE TV (17.7%)
    500,000 American Telecasting, Inc., Senior Discount Notes (zero coupon until 8/15/00,
             14 1/2% thereafter), 8/15/05. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           331,250
    500,000 Busse Broadcasting Corp., Senior Secured Notes,11 5/8%, 10/15/00 (2) . . . . . . . . . . . .           479,375
    250,000 Chancellor Broadcasting Co., Guaranteed Senior Sub. Notes, 12 1/2%, 10/01/04 . . . . . . . .           261,250
    850,000 Commodore Media Inc., Senior Sub Notes, 7 1/2%, 5/1/03 . . . . . . . . . . . . . . . . . . .           792,625
  2,000,000 EchoStar Communications Corp., Senior Secured Discount Notes, (zero coupon until
             6/01/99, 12 7/8% thereafter), 6/01/04 . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,490,000
    500,000 Fundy Cable Ltd., Senior Secured Second Priority Notes, 11%, 11/15/05. . . . . . . . . . . .           526,250
  1,750,000 International Cabletel Inc., Senior Deferred Coupon Notes, Series A (zero coupon
             until 2/01/01, 11 1/2% thereafter), 2/1/06 (2). . . . . . . . . . . . . . . . . . . . . . .         1,008,437
  1,000,000 Paxson Communications Corp., Senior Sub Notes,11 5/8%, 10/1/02 (2) . . . . . . . . . . . . .         1,045,000
    500,000 Rifkin Acquisition Partners, LLP, Senior Sub. Notes, 11 1/8%, 1/15/06 (2). . . . . . . . . .           508,750
   500,000  Spanish Broadcasting Systems, Inc., Senior Sub. Notes, 7 1/2%, 6/15/02 . . . . . . . . . . .           489,375
    750,000 United International Holdings, Inc., Senior Secured Discount Notes, Ser-B, 11/15/99
             (zero coupon) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           465,000
                                                                                                               -----------
                                                                                                                 7,397,312

            COAL/ALTERNATE ENERGY (1.2%)
    490,000 AES Corp., Senior Sub. Notes, 9 3/4%, 6/15/00. . . . . . . . . . . . . . . . . . . . . . . .           506,538

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------



PRINCIPAL  AMOUNT                                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICES (0.9%)
$   350,000 ComputerVision Corp., Senior Sub. Notes, 11 3/8%, 8/15/99. . . . . . . . . . . . . . . . . .       $   368,813

            DIVERSIFIED COMPANY (1.8%)
    750,000 Spreckels Industries, Inc., Senior Secured Notes, 11 1/2%, 9/1/00. . . . . . . . . . . . . .           763,125

            FINANCIAL SERVICES (2.6%)
  1,000,000 Olympic Financial Ltd., Senior Notes, 13%, 5/01/00 . . . . . . . . . . . . . . . . . . . . .         1,082,500

            FURNITURE/HOME FURNISHINGS (2.1%)
    820,000 Cort Furniture Rental Co., Senior Notes, 12%, 9/01/00. . . . . . . . . . . . . . . . . . . .           877,400

            HOMEBUILDING (3.4%)
  1,000,000 Continental Homes Holding Corp., Senior Notes, 12%, 8/01/99. . . . . . . . . . . . . . . . .         1,073,750
    500,000 Miles Home Services, Inc., Guaranteed Senior Notes, 12%, 4/01/01 . . . . . . . . . . . . . .           348,750
                                                                                                               -----------
                                                                                                                 1,422,500
            HOTEL/GAMING (5.1%)
    750,000 Grand Casinos, Inc., Guaranteed First Mortgage Notes, 10 1/8%, 12/1//03. . . . . . . . . . .           800,625
    750,000 Stratosphere Corp., Guaranteed First Mortgage Notes, 14 1/4%, 5/15/02. . . . . . . . . . . .           885,000
    500,000 Trump's Castle Funding, Inc., Mortgage Notes, 11 3/4%, 11/15/03. . . . . . . . . . . . . . .           451,250
                                                                                                               -----------
                                                                                                                 2,136,875
            MACHINERY (1.9%)
    750,000 Alvey Systems, Inc., Senior Sub. Notes, 11 3/8%, 1/31/03 (2) . . . . . . . . . . . . . . . .           775,313

            MARITIME (4.4%)
    500,000 Eletson Holdings Inc., First Preferred Ship Mortgage Notes, 9 1/4%, 11/15/03 . . . . . . . .           503,750
  1,250,000 Viking Star Shipping Inc., First Preferred Ship Mortgage Notes, 9 5/8%, 7/15/03. . . . . . .         1,315,625
                                                                                                               -----------
                                                                                                                 1,819,375

            MEDICAL SERVICES (3.7%)
    500,000 Dynacare Inc., Senior Notes, 10 3/4%, 1/15/06. . . . . . . . . . . . . . . . . . . . . . . .           513,125
    500,000 Ivac Corp., Senior Notes, 9 1/4%, 12/1/02. . . . . . . . . . . . . . . . . . . . . . . . . .           530,000
    500,000 Paracelsus Healthcare Corp., Senior Sub Notes, 9 7/8%, 10/15/03. . . . . . . . . . . . . . .           505,000
                                                                                                               -----------
                                                                                                                 1,548,125

            METALS & MINING-DIVERSIFIED (2.3%)
            Magma Copper Co., Senior Sub. Notes:
    500,000 11 1/2%, 1/15/02 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           530,000
    375,000 8.7%, 5/15/05. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           427,031
                                                                                                               -----------
                                                                                                                   957,031
            NATURAL GAS-DISTRIBUTION (1.3%)
    500,000 Trident NGL Inc., Sub. Notes, 10 1/4%, 4/15/03 . . . . . . . . . . . . . . . . . . . . . . .           548,125

VALUE LINE AGGRESSIVE INCOME TRUST



                                                                JANUARY 31, 1996
--------------------------------------------------------------------------------


Principal  Amount                                                                                                  Value
--------------------------------------------------------------------------------------------------------------------------
            OFFICE EQUIPMENT & SUPPLIES (1.1%)
$   500,000 Mail-Well Corp., Senior Sub. Notes, 10 1/2%, 2/15/04 . . . . . . . . . . . . . . . . . . . .       $   479,375

            OILFIELD SERVICES/EQUIPMENT (6.0%)
    500,000 Deeptech International, Senior Secured Notes,12%, 12/15/00 . . . . . . . . . . . . . . . . .           429,375
    500,000 Dual Drilling Co., Senior Sub Notes, 9 7/8%, 1/15/04 . . . . . . . . . . . . . . . . . . . .           551,875
    395,000 Energy Ventures Inc., Senior Notes, 10 1/4%, 3/15/04 . . . . . . . . . . . . . . . . . . . .           411,787
    500,000 Falcon Drilling Co., Inc., Senior Sub Notes, Series "B," 12 1/2%, 3/15/05. . . . . . . . . .           545,000
    500,000 Global Marine Inc., Senior Secured Notes, 12 3/4%, 12/15/99. . . . . . . . . . . . . . . . .           555,625
                                                                                                               -----------
                                                                                                                 2,493,662
            PAPER & FOREST PRODUCTS (9.2%)
  1,000,000 APP International Financial Co. B.V., Guaranteed Secured Notes, 11 3/4%, 10/1/05 . . . . . .           987,500
  1,000,000 Gaylord Container Corp., Senior Sub. Discount Notes (zero coupon until 5/15/96,
             12 3/4% thereafter), 5/15/05. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           985,000
    850,000 Repap New Brunswick Inc., First Priority Senior Secured Notes, 8.859%, 7/15/00 . . . . . . .           848,937
  1,000,000 Stone Container Corp., 10 3/4%, 6/15/97. . . . . . . . . . . . . . . . . . . . . . . . . . .         1,021,250
                                                                                                               -----------
                                                                                                                 3,842,687
            PUBLISHING (0.4%)
    200,000 Western Publishing Group, Inc., Senior Notes, 7.65%, 9/15/02 . . . . . . . . . . . . . . . .           148,500

            REAL ESTATE (1.3%)
    500,000 Trizec Finance Ltd., Guaranteed Senior Notes, 10 7/8%, 10/15/05. . . . . . . . . . . . . . .           523,750

            RECREATION (1.3%)
    500,000 Cinemark USA, Inc., Senior Notes, 12%, 6/01/02 . . . . . . . . . . . . . . . . . . . . . . .           549,375

            RESTAURANT (1.2%)
    500,000 Carrols Corp., Senior Notes, 11 1/2%, 8/15/03. . . . . . . . . . . . . . . . . . . . . . . .           511,250

            STEEL (2.0%)
    500,000 ACME Metals Inc., Senior Secured Discount Notes (zero coupon until 8/1/97,
             13 1/2% thereafter), 8/01/04. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           393,125
    500,000 Republic Engineered Steels, Inc., First Mortgage Notes, 9 7/8%, 12/15/01 . . . . . . . . . .           458,750
                                                                                                               -----------
                                                                                                                   851,875
            TELECOMMUNICATION SERVICES (12.1%)
    500,000 A + Network, Inc. 11 7/8%, 11/1/05 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           521,250
  1,000,000 Cellular Communication International, Inc., Senior Discount Notes, 13 1/4%, 8/15/00. . . . .           600,000
    500,000 Centennial Cellular Corp., Senior Notes, 8 7/8%, 11/01/01. . . . . . . . . . . . . . . . . .           496,250
    500,000 Fonorola Inc., Senior Second Notes, 12 1/2%, 8/15/02 . . . . . . . . . . . . . . . . . . . .           540,000
  1,000,000 Intelcom Group USA Inc., Senior Discount Notes (zero coupon until 9/15/00,13 1/2%
             thereafter), 9/15/05. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           577,500

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------


PRINCIPAL AMOUNT,
SHARES OR WARRANTS                                                                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
$ 1,000,000 PanAmSat LP/PanAmSat Cap. Corp., Senior Sub. Discount Notes (zero coupon
             until 8/01/98, 11 3/8% thereafter), 8/01/03 . . . . . . . . . . . . . . . . . . . . . . . .       $   847,500
    250,000 Rogers Communications Inc., Senior Notes, 9 1/8%, 1/15/06. . . . . . . . . . . . . . . . . .           255,000
            USA Mobile Communications, Inc., II, Senior Notes:
    625,000  9 1/2%, 2/01/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           619,531
    500,000  14%, 11/01/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           588,750
                                                                                                               -----------
                                                                                                                 5,045,781

            THRIFT (1.3%)
    500,000 Dime Bancorp, Senior Notes, 10 1/2%, 11/15/05. . . . . . . . . . . . . . . . . . . . . . . .           560,000

            TOTAL CORPORATE BONDS & NOTES (Cost $34,207,826) . . . . . . . . . . . . . . . . . . . . . .        35,474,287

CUMULATIVE CONVERTIBLE PREFERRED STOCKS (2.1%)

            TELECOMMUNICATIONS SERVICES (2.1%)
      4,400 Granite Broadcasting Corp., Exchangeable . . . . . . . . . . . . . . . . . . . . . . . . . .           214,500
     12,500 MFS Communications Co., Inc., Series "A" 8% Pfd (1). . . . . . . . . . . . . . . . . . . . .           667,188
                                                                                                               -----------


            TOTAL CUMULATIVE CONVERTIBLE PREFERRED STOCKS (Cost $736,571). . . . . . . . . . . . . . . .           881,688
                                                                                                               -----------

COMMON STOCKS (0.6%)


            BROADCASTING/CABLE TV (0.4%)
      4,500 Echostar Communications Corp. Class "A" (3). . . . . . . . . . . . . . . . . . . . . . . . .           167,625

            OFFICE EQUIPMENT & SUPPLIES (0.2%)
     14,205 Mail-Well Holdings, Inc. (3) (4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            75,000

            TELECOMMUNICATION SERVICES (0.0%)
        330 MFS Communications Inc (3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            19,965
                                                                                                               -----------


            TOTAL COMMON STOCK (Cost $102,629) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           262,590
                                                                                                               -----------

WARRANTS (0.5%)

            BROADCASTING/CABLE TV (0.3%)
     10,000 American Telecasting Inc. (to purchase Common Stock, expire 8/10/00) (2) (3) . . . . . . . .            50,000
        500 American Telecasting Inc. (to purchase Common Stock, expire 8/10/00) (2) (3) . . . . . . . .            17,500
        500 Spanish Broadcasting Corp. (to purchase Class "A" Common Stock, expire 6/30/99) (2) (3). . .            75,000
                                                                                                               -----------
                                                                                                                   142,500

VALUE LINE AGGRESSIVE INCOME TRUST


                                                                JANUARY 31, 1996
--------------------------------------------------------------------------------

WARRANTS OR
PRINCIPAL AMOUNT                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
            HOMEBUILDING (0.0%)
$     6,000 Miles Home Inc. (to purchase Common Stock, expire 4/01/97) (2) (3).. . . . . . . . . . . . .       $     1,500

            HOUSEHOLD PRODUCTS (0.0%)
        500 Chattem Inc. (to purchase Common Stock, expire 8/17/99) (2) (3). . . . . . . . . . . . . . .               500

            PACKAGING & CONTAINER (0.1%)
      2,000 Crown Packaging Holdings Ltd. (to purchase class "A" Common Stock, expire
             10/15/13) (2) (3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,000

            TELECOMMUNICATION SERVICES (0.1%)
      1,000 Dial Page Inc. (to purchase Common Stock, expire, 4/25/99) (2) (3) . . . . . . . . . . . . .               250
      4,125 Intelcom Group Inc. (to purchase Common Stock, expire 8/08/05) (2) (3) . . . . . . . . . . .            14,438
        500 Intermedia Communication of Florida (to purchase Common Stock, expire 6/01/00) (2) (3) . . .             8,000
                                                                                                               -----------
                                                                                                                    22,688


            TOTAL WARRANTS (COST $268,151) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           187,188
                                                                                                               -----------


            TOTAL INVESTMENT SECURITIES (93.4%) (COST $37,425,480) . . . . . . . . . . . . . . . . . . .        39,006,476


            REPURCHASE AGREEMENT (3.6%)
            (INCLUDING ACCRUED INTEREST)

  1,530,000 Collateralized by $1,530,000 U.S. Treasury Notes, due 8/15/01 with a value of $1,565,333 (with
            Morgan Stanley & Co., Inc., 5.85%, dated 1/31/96, due 2/01/96, delivery value
            $1,530,249). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,530,249


            CASH AND OTHER ASSETS OVER LIABILITIES (3.0%). . . . . . . . . . . . . . . . . . . . . . . .         1,239,369
                                                                                                               -----------

            NET ASSETS (100.0%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $41,776,094
                                                                                                               -----------
                                                                                                               -----------

            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
            PER OUTSTANDING SHARE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $      7.64
                                                                                                               -----------
                                                                                                               -----------

(1) PIK (Payment-in-kind)
(2) Eligible for resale pursuant to Rule 144A of the Securities Act of 1933.
(3) Non-income producing security
(4) Unregistered security, restricted as to resale.
                                               SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE AGGRESSIVE INCOME TRUST

STATEMENT OF ASSETS
AND LIABILITIES AT
JANUARY 31, 1996
--------------------------------------------------------------------------------

                                                   Dollars
                                            (IN THOUSANDS EXCEPT
                                              PER-SHARE AMOUNT)
                                              -----------------
ASSETS:
Investment securities, at value
   (cost $37,425). . . . . . . . . . . . .      $   39,006
Repurchase agreement (cost $1,530) . . . .           1,530
Cash . . . . . . . . . . . . . . . . . . .             965
Receivable for securities sold . . . . . .             509
Interest receivable. . . . . . . . . . . .             727
Receivable for trust shares sold . . . . .              37
                                                ----------
   TOTAL ASSETS. . . . . . . . . . . . . .          42,774
                                                ----------


LIABILITIES:
Payable for securities purchased . . . . .             514
Dividends payable to shareholders. . . . .             109
Payable for trust shares repurchased . . .             291
Accrued expenses:
   Advisory fee. . . . . . . . . . . . . .              26
   Other . . . . . . . . . . . . . . . . .              58
                                                ----------
   TOTAL LIABILITIES . . . . . . . . . . .             998
                                                ----------
NET ASSETS . . . . . . . . . . . . . . . .      $   41,776
                                                ----------
                                                ----------

NET ASSETS:
Capital Stock, at $.01 par value (authorized
   unlimited, outstanding 5,464,605 shares of
   beneficial interest). . . . . . . . . .      $       55
Additional paid-in capital . . . . . . . .          55,748
Accumulated net realized loss on investments       (15,608)
Unrealized net appreciation of investments           1,581
                                                ----------
   NET ASSETS. . . . . . . . . . . . . . .      $   41,776
                                                ----------
                                                ----------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER OUTSTANDING SHARE . . . . . .      $     7.64
                                                ----------
                                                ----------


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
JANUARY 31, 1996
--------------------------------------------------------------------------------

                                                   Dollars
                                                (IN THOUSANDS)
INVESTMENT INCOME:
Interest income (net of foreign
   withholding taxes of $2). . . . . . . .      $    3,718
                                                ----------
EXPENSES:
Advisory fee . . . . . . . . . . . . . . .             256
Auditing and legal fees. . . . . . . . . .              48
Transfer agent fees. . . . . . . . . . . .              31
Registration and filing fees . . . . . . .              22
Printing and stationery. . . . . . . . . .              20
Trustees' fees and expenses. . . . . . . .              12
Custodian fees and other . . . . . . . . .              11
Postage. . . . . . . . . . . . . . . . . .               9
Telephone and wire charges . . . . . . . .               6
                                                ----------
   TOTAL EXPENSES. . . . . . . . . . . . .             415
                                                ----------

NET INVESTMENT INCOME. . . . . . . . . . .           3,303
                                                ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Realized Gain Net . . . . . . . . . . .           1,577

   Change in Unrealized Depreciation Net .           2,601
                                                ----------

NET REALIZED GAIN AND CHANGE IN NET
   UNREALIZED DEPRECIATION ON INVESTMENTS.           4,178
                                                ----------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS . . . . . . . . . . . .      $    7,481
                                                ----------
                                                ----------

                          SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE AGGRESSIVE INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JANUARY 31, 1996 AND 1995
--------------------------------------------------------------------------------

                                                                     1996                     1995
                                                                 ----------               ----------
                                                                         (DOLLARS IN THOUSANDS)
OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . .     $    3,303               $    3,017
   Realized gain (loss) on investments net . . . . . . . . .          1,577                   (3,199)
   Change in net unrealized depreciation . . . . . . . . . .          2,601                   (2,247)
                                                                 ----------               ----------

   Net increase (decrease) in net assets from operations . .          7,481                   (2,429)
                                                                 ----------               ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . .         (3,336)                  (3,029)
                                                                 ----------               ----------

TRUST SHARE TRANSACTIONS:
   Net proceeds from sale of shares. . . . . . . . . . . . .         28,957                   16,453
   Net proceeds from reinvestment of distribution to shareholders     2,225                    1,941

   Cost of shares repurchased. . . . . . . . . . . . . . . .        (23,311)                 (29,399)
                                                                 ----------               ----------

   Increase (Decrease) from share transactions . . . . . . .          7,871                  (11,005)
                                                                 ----------               ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . .         12,016                  (16,463)

NET ASSETS:
   Beginning of year . . . . . . . . . . . . . . . . . . . .         29,760                   46,223
                                                                 ----------               ----------
   End of year . . . . . . . . . . . . . . . . . . . . . . .     $   41,776               $   29,760
                                                                 ----------               ----------
                                                                 ----------               ----------

UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF YEAR  . . . .     $       --               $       33
                                                                 ----------               ----------
                                                                 ----------               ----------

                                               SEE NOTES TO FINANCIAL STATEMENTS


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e. high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment

VALUE LINE AGGRESSIVE INCOME TRUST


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. The Trustees have determined that the value of bonds and other fixed-income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data in determining valuations. Securities, other than bonds and other fixed-income securities not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine.

Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) DISTRIBUTIONS. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(D) FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

To reflect reclassifications arising from permanent book/tax differences for the year ended January 31, 1996, ($295,000) was reclassified from accumulated net realized loss on investments to additional paid-in capital.

(E) INVESTMENTS. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount, including original-issue discount required for federal income tax purposes on investments, is earned from settlement date and recognized on the accrual basis.

(F) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

VALUE LINE AGGRESSIVE INCOME TRUST


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. TRUST SHARE TRANSACTIONS
Transactions in shares of beneficial interest in the Trust were as follows:

                                             YEAR ENDED JANUARY 31,
                                             1996           1995
                                            -----------------------
                                                 (in thousands)
Shares sold. . . . . . . . . . . . .         3,983          2,247
Shares issued to shareholders
  in reinvestment of dividends . . .           310            269
                                            ------         ------
                                             4,293          2,516
Shares repurchased . . . . . . . . .        (3,207)        (3,918)
                                            ------         ------
Net increase (decrease). . . . . . .         1,086         (1,402)
                                            ------         ------
                                            ------         ------

3.   PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                 YEAR ENDED
                                              JANUARY 31, 1995
                                              ----------------
                                               (in thousands)
PURCHASES:
U.S. Treasury obligations. . . . . . . . . .      $   4,057
Other investment securities. . . . . . . . .         92,041
                                                  ---------
 . . . . . . . . . . . . . . . . . . . . . .      $  96,098
                                                  ---------
                                                  ---------
SALES:
U.S. Treasury obligations. . . . . . . . . .      $   4,056
Other investment securities. . . . . . . . .         85,265
                                                  ---------
 . . . . . . . . . . . . . . . . . . . . . .      $  89,321
                                                  ---------
                                                  ---------


At January 31, 1996, the aggregate cost of investments in securities for Federal income tax purposes was $37,425,480. The aggregate appreciation and depreciation of investments at January 31, 1996, based on a comparison of investment values and their costs for Federal income tax purposes, was $1,986,908 and $405,912, respectively, resulting in a net appreciation of $1,580,996.

For Federal income tax purposes, the Trust had a capital loss carryover at January 31, 1996, of approximately $15,608,000 of which $6,741,000 will expire in 1997, $2,442,000 in 1998, $3,439,000 in 1999, $600,000 in 2000, and
$2,386,000 in 2003. During the year ended January 31, 1996, the Trust utilized prior years' carryover losses of approximately $764,000 to offset net realized gains. Furthermore, $295,000 of capital losses carried forward from prior years expired during the year. To the extent future capital gains are offset by such capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

4. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $256,103 was paid or payable to Value Line, Inc. (the Adviser), for the year ended January 31, 1996. This was computed at the rate of 3/4 of 1% per year on the first $100 million of the Trust's average daily net assets for the period, and 1/2 of 1% on the average net assets in excess thereof. The adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustee, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its organization and operation. If the aggregate expenses of the Trust, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any State in which the Trust sells its shares, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. Presently, the most restrictive limitation is 2 1/2% of the first $30 million of the average daily net assets, 2% of the next 70 million and 1 1/2% on any excess over $100 million. No such reimbursement was required for the year ended January 31, 1996. During the year ended January 31, 1996, $5,760 was paid or payable to Value Line, Inc. for printing services.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust.

At January 31, 1996, the Adviser owned 300,185 shares of beneficial interest in the Trust, representing 5.49% of the outstanding shares.

In addition, certain officers and trustees owned 3,645 shares of beneficial interest in the Trust, representing .07% of the outstanding shares.

VALUE LINE AGGRESSIVE INCOME TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

                                                                                YEAR ENDED JANUARY 31,
                                                              ----------------------------------------------------------
                                                                 1996        1995        1994        1993        1992
                                                              ----------------------------------------------------------
Net asset value, beginning of year . . . . . . . . . .          $ 6.80      $ 8.00      $ 7.35      $ 7.18      $ 6.27
                                                              ----------  ----------  ----------  ----------  ----------

  INCOME FROM INVESTMENT OPERATIONS:

     Net investment income . . . . . . . . . . . . . .             .69         .68         .67         .67         .74
     Net gains or losses on securities
       (both realized and unrealized). . . . . . . . .             .85       (1.20)        .65         .17         .91
                                                              ----------  ----------  ----------  ----------  ----------

       Total from investment operations. . . . . . . .            1.54       ( .52)       1.32         .84        1.65
                                                              ----------  ----------  ----------  ----------  ----------

  LESS DISTRIBUTIONS:

     Dividends from net investment income. . . . . . .            (.70)       (.68)       (.67)       (.67)       (.74)
                                                              ----------  ----------  ----------  ----------  ----------

     Change in net assets. . . . . . . . . . . . . . .             .84       (1.20)        .65         .17         .91
                                                              ----------  ----------  ----------  ----------  ----------

Net asset value, end of year . . . . . . . . . . . . .          $ 7.64      $ 6.80      $ 8.00      $ 7.35      $ 7.18
                                                              ----------  ----------  ----------  ----------  ----------
                                                              ----------  ----------  ----------  ----------  ----------

Total return . . . . . . . . . . . . . . . . . . . . .           23.79%     ( 6.66%)     18.74%      12.30%      27.45%
                                                              ----------  ----------  ----------  ----------  ----------
                                                              ----------  ----------  ----------  ----------  ----------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in thousands) . . . . . . . .        $ 41,776    $ 29,760    $ 46,223    $ 33,527    $ 31,404

Ratio of expenses to average net assets. . . . . . . .            1.22%       1.27%       1.20%       1.15%       1.18%

Ratio of net investment income to
   average net assets. . . . . . . . . . . . . . . . .            9.67%       9.23%       8.84%       9.40%      10.74%

Portfolio turnover rate. . . . . . . . . . . . . . . .             284%        221%        320%        148%         59%

VALUE LINE AGGRESSIVE INCOME TRUST


REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------





TO THE SHAREHOLDERS AND
BOARD OF TRUSTEES OF VALUE LINE
AGGRESSIVE INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Aggressive Income Trust (the "Trust") at January 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK

March 22, 1996

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------


1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance. The Fund is available to investors only through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times. The Fund is available to investors only through the purchase of the Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1992 -- VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in adjustable rate U.S. Government securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

*AVAILABLE ONLY THROUGH THE PURCHASE OF THE GUARDIAN INVESTOR, A TAX-DEFERRED VARIABLE ANNUITY, OR VALUE PLUS, A VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------
FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.